Loss Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share Disclosure [Line Items]
Reduction for weighted average ordinary shares deemed to have been retired as a result of the Prepaid Forward Contracts	6,345,450	6,345,450	6,345,450